Annual Total Returns - Franklin California High Yield Municipal Fund [BarChart] - Franklin Municipal Securities Trust-23 - Franklin California High Yield Municipal Fund - Class A	Mar. 08, 2021
Bar Chart Table:
Annual Return 2010	4.92%
Annual Return 2011	14.71%
Annual Return 2012	13.40%
Annual Return 2013	(3.72%)
Annual Return 2014	14.67%
Annual Return 2015	5.24%
Annual Return 2016	1.07%
Annual Return 2017	7.11%
Annual Return 2018	1.09%
Annual Return 2019	9.41%